Application of New Standards, Amendments and Interpretations (Tables)	6 Months Ended
Jun. 30, 2024
Application of New Standards, Amendments and Interpretations [Abstract]
Schedule of New Standards, Interpretations and Amendments	New standards, interpretations and amendments endorsed by FSC and became effective from 2024 are as follows:
Effective date by
International Accounting
New Standards, Interpretations and Amendments	Standards Board
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’	January 1, 2024
New standards, interpretations and amendments endorsed by the FSC effective from 2025 are as follows:
Effective date by
International Accounting
New Standards, Interpretations and Amendments	Standards Board
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025
New standards, interpretations and amendments issued by IASB but not yet included in the IFRS Accounting Standards as endorsed by the FSC are as follows:
Effective date by
International Accounting
New Standards, Interpretations and Amendments	Standards Board
Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by International Accounting Standards Board
IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’	January 1, 2023
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026